Below Investment Grade Collateralized Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 CDO 1 [Member]		Dec. 31, 2012 CDO 2 [Member]		Dec. 31, 2012 CDO 3 [Member]		Dec. 31, 2012 CDO 4 [Member]		Dec. 31, 2012 Below Investment Grade Collateralized Debt Obligations [Domain]
Schedule of Available-for-sale Securities [Line Items]
Class				B1		B3		A2		A1
Amortized Cost		$ 231,375	[1]	$ 1,000		$ 1,000		$ 2,578		$ 1,415		$ 5,993
Gross Unrealized Gains		4,939		0		0		0		0		0
Gross Unrealized Losses		5,500		(628)		(612)		(150)		(207)		(1,597)
Fair Value	176,513	230,814		372		388		2,428		1,208		4,396
Lowest Credit Rating				CCC-	[2]	CCC-	[2]	B-	[2]	BB-	[2]
Total Credit Related OTTI				$ 0	[3]	$ 0	[3]	$ 62	[3]	$ 0	[3]	$ 62	[3]
Percent of Current Performing Collateral Coverage				118.60%		118.60%		121.00%		159.30%

[1]	(1) Net of OTTI write-downs recognized in earnings.
[2]	(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
[3]	(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.